Equity Method Accounted Investees - Share of OCI (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) [1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Items that may be reclassified to consolidated net income:
Total	$ 122	$ 2,369	$ 2,925	$ (5,948)
Items that may not be reclassified to consolidated net income in subsequent periods:
Remeasurements of the Net Defined Benefit Liability	$ 34	661	296	(474)
Equity investments
Items that may be reclassified to consolidated net income:
Fair value changes		(286)	32	(14)
Exchange differences on translation of foreign operation		2,655	2,893	(5,934)
Total		2,369	2,925	(5,948)
Items that may not be reclassified to consolidated net income in subsequent periods:
Remeasurements of the Net Defined Benefit Liability		$ 267	$ 590	$ (111)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3